Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Right-of-use Assets And Lease Liabilities
Summary of rights-of-use-assets - Changes in the year

					2022	2021
	Buildings	Machinery, equipment, and facilities	IT equipment	Vehicles	Total	Total
Balance at the beginning of the year
Cost	5,731	17,560	5,427	21,286	50,004	47,562
Accumulated amortization	(3,844)	(12,757)	(5,427)	(15,286)	(37,314)	(28,693)
Balance at the beginning of the year	1,887	4,803	-	6,000	12,690	18,869
New contracts	1,547	189	282	-	2,018	5,174
Amortization	(1,235)	(2,330)	(84)	(5,061)	(8,710)	(10,303)
Remeasurement	563	(98)	-	(46)	419	(290)
Foreign exchange effects	71	148	-	259	478	(761)
Balance at the end of the year	2,833	2,712	198	1,152	6,895	12,690
Cost	7,300	18,106	282	18,830	44,518	50,004
Accumulated amortization	(4,467)	(15,394)	(84)	(17,678)	(37,623)	(37,314)
Balance at the end of the year	2,833	2,712	198	1,152	6,895	12,690

Average annual amortization rates %	31	34	33	34

Summary of lease liabilities - changes in the year

	2022	2021
Balance at the beginning of the year	19,638	25,689
New contracts	2,018	5,174
Payments of lease liabilities	(17,091)	(9,827)
Interest paid on lease liabilities	(994)	(1,415)
Remeasurement	419	(302)
Accrued interest – note 10	542	1,272
Foreign exchange effects	489	(952)
Balance at the end of the year	5,021	19,638
Current liabilities	3,661	16,246
Non-current liabilities	1,360	3,393